Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FlexShares Trust
Entity Central Index Key	0001491978
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000212719
Shareholder Report [Line Items]
Fund Name	US QUALITY LOW VOLATILITY INDEX
Trading Symbol	QLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® US Quality Low Volatility Index Fund	$10	0.10%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market higher volatility stocks outperformed lower volatility stocks, leading the Fund to underperform the Russell 1000® Index. The quality factor was positive for the fiscal year, but was not enough to offset the negative performance derived from the low volatility exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Low Volatility IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 10.76%, differing from the 10.85% return of the Underlying Index, which is reflective of the Fund's management fee (-10 basis points, “bps”), stock selection/futures (+3 bps), securities lending (+1 bp) and the compounding effect of tracking error over time (-3 bps).

Performance Inception Date	Jul. 15, 2019
AssetsNet	$ 144,391,051
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 118,650
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$144,391,051
Number of Portfolio Holdings	119
Portfolio Turnover Rate	46%
Net Investment Advisory Fees Paid	$118,650

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	29.3%
Health Care	13.5%
Financials	13.1%
Consumer Staples	8.3%
Communication Services	7.2%
Utilities	6.4%
Consumer Discretionary	6.3%
Industrials	5.1%
Materials	5.0%
Energy	4.6%
Other	0.1%

C000212720
Shareholder Report [Line Items]
Fund Name	DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX
Trading Symbol	QLVD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	$16	0.15%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, international developed equity markets moved higher. Within developed markets higher volatility stocks outperformed lower volatility stocks, leading the Fund to underperform the MSCI World ex-US Index. The quality factor was also negative for the fiscal year, contributing to the Underlying Index’s underperformance to its policy benchmark.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Developed Markets ex-US Quality Low Volatility IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 14.84%, differing from the 14.70% return of the Underlying Index, which is reflective of the Fund's management fee (-15 basis points, “bps”), stock selection/futures (+3 bps), securities lending (+2 bps) and dividend tax differential (+24 bps).

Performance Inception Date	Jul. 15, 2019
AssetsNet	$ 60,183,254
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 57,030
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$60,183,254
Number of Portfolio Holdings	189
Portfolio Turnover Rate	40%
Net Investment Advisory Fees Paid	$57,030

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	20.1%
Canada	13.3%
Switzerland	10.7%
France	10.2%
United Kingdom	9.9%
Hong Kong	6.0%
Singapore	5.6%
Germany	5.2%
Netherlands	3.7%
Spain	3.4%
Other	10.5%

C000212721
Shareholder Report [Line Items]
Fund Name	EMERGING MARKETS QUALITY LOW VOLATILITY INDEX
Trading Symbol	QLVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Emerging Markets Quality Low Volatility Index Fund	$23	0.21%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, emerging market equities moved higher. Within emerging markets higher volatility stocks outperformed lower volatility stocks, leading the Fund to underperform the MSCI Emerging Markets Index. The quality factor was positive for the fiscal year, but was not enough to offset the negative performance derived from the low volatility exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Emerging Markets Quality Low Volatility IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 18.14%, differing from the 18.27% return of the Underlying Index, which is reflective of the Fund's management fee (-22 basis points, “bps”), stock selection/futures (-18 bps), dividend tax differential (+7 bps), Indian Capital Gains Taxes (+6 bps), the compounding effect of tracking error over time (+10 bps) and other non-recurring factors (+4 bps).

Performance Inception Date	Jul. 15, 2019
AssetsNet	$ 14,958,316
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 27,321
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$14,958,316
Number of Portfolio Holdings	166
Portfolio Turnover Rate	48%
Net Investment Advisory Fees Paid	$27,321

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

China	22.2%
India	21.3%
Taiwan	19.0%
South Korea	7.8%
United Arab Emirates	4.6%
Malaysia	4.6%
Brazil	3.8%
Qatar	3.6%
Saudi Arabia	3.5%
Kuwait	1.8%
Other	7.5%

C000102368
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR US MARKET FACTOR TILT INDEX
Trading Symbol	TILT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Morningstar US Market Factor Tilt Index Fund	$28	0.25%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market small cap stocks underperformed large caps, leading the Fund to underperform the Russell 3000 Index. The value factor was also negative for the fiscal year, contributing to the underperformance to the Russell 3000 Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar® US Market Factor Tilt IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 18.07%, differing from the 18.49% return of the Underlying Index, which is reflective of the Fund's management fee (-25 basis points, “bps”), stock selection/futures (-17 bps), securities lending (+3 bps), the compounding effect of tracking error over time (-5 bps) and other non-recurring factors (+2 bps).

AssetsNet	$ 1,847,313,629
Holdings Count | Holding	2,017
Advisory Fees Paid, Amount	$ 4,217,233
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$1,847,313,629
Number of Portfolio Holdings	2,017
Portfolio Turnover Rate	13%
Net Investment Advisory Fees Paid	$4,217,233

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	27.7%
Financials	16.2%
Consumer Discretionary	10.9%
Industrials	10.5%
Health Care	9.5%
Communication Services	9.0%
Consumer Staples	4.2%
Energy	3.7%
Materials	2.7%
Utilities	2.6%
Other	2.4%

C000102369
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX
Trading Symbol	TLTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$45	0.39%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, international developed equity markets moved higher. Within developed markets value stocks outperformed growth stocks, leading the Fund to outperform the broad based securities market benchmark, the MSCI World ex-USA Index. The size factor was also positive for the fiscal year, contributing to the outperformance of the MSCI World ex-USA Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar® Developed Markets ex-US Factor Tilt IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 29.37%, differing from the 29.54% return of the Underlying Index, which is reflective of the Fund's management fee (-39 basis points, “bps”), stock selection/futures (-12 bps), securities lending (+6 bps), dividend tax differential (+30 bps) and the compounding effect of tracking error over time (-2 bps).

AssetsNet	$ 569,104,971
Holdings Count | Holding	2,383
Advisory Fees Paid, Amount	$ 1,871,216
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$569,104,971
Number of Portfolio Holdings	2,383
Portfolio Turnover Rate	25%
Net Investment Advisory Fees Paid	$1,871,216

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	25.3%
United Kingdom	10.7%
Canada	10.6%
France	6.9%
Germany	6.3%
Australia	5.9%
United States	5.2%
Netherlands	2.9%
Switzerland	2.8%
Sweden	2.7%
Other	18.9%

C000102370
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX
Trading Symbol	TLTE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$64	0.57%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, emerging market equities moved higher. Within emerging markets small cap stocks underperformed large caps, leading the Fund to underperform the broad based securities market benchmark, the MSCI Emerging Markets Index. The value factor was positive for the fiscal year, but was not enough to offset the negative performance derived from size exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar® Emerging Markets Factor Tilt IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 23.35%, differing from the 23.69% return of the Underlying Index, which is reflective of the Fund's management fee (-57 basis points, “bps”), stock selection/futures (+1 bp), securities lending (+7 bps), dividend tax differential (+7 bps), performance calculation differences between the Underlying Index and the Fund (+4 bps), Indian Capital Gains Taxes (-4 bps), the compounding effect of tracking error over time (-5 bps) and other non-recurring factors (+13 bps).

AssetsNet	$ 294,157,538
Holdings Count | Holding	2,992
Advisory Fees Paid, Amount	$ 1,483,143
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$294,157,538
Number of Portfolio Holdings	2,992
Portfolio Turnover Rate	30%
Net Investment Advisory Fees Paid	$1,483,143

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

China	24.3%
Taiwan	17.2%
South Korea	14.7%
India	13.1%
Brazil	5.2%
South Africa	4.4%
Mexico	2.6%
United Arab Emirates	2.3%
Indonesia	2.1%
Saudi Arabia	2.1%
Other	10.8%

C000159758
Shareholder Report [Line Items]
Fund Name	US QUALITY LARGE CAP INDEX
Trading Symbol	QLC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® US Quality Large Cap Index Fund	$29	0.25%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market higher quality stocks outperformed poorer quality stocks and higher momentum stocks outperformed poorer momentum stocks, leading the Fund to outperform the S&P 500® Index. The value factor was negative for the fiscal year, but was not enough to offset the positive performance derived from both the quality and momentum exposures.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Large Cap IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 25.00%, differing from the 25.41% return of the Underlying Index, which is reflective of the Fund's management fee (-25 basis points, “bps”), stock selection/futures (-7 bps), performance calculation differences between the Underlying Index and the Fund (+1 bp), and the compounding effect of tracking error over time (-10 bps).

AssetsNet	$ 690,349,393
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 1,115,131
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$690,349,393
Number of Portfolio Holdings	169
Portfolio Turnover Rate	19%
Net Investment Advisory Fees Paid	$1,115,131

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	33.3%
Financials	14.8%
Communication Services	11.8%
Health Care	9.7%
Consumer Discretionary	8.4%
Industrials	6.8%
Utilities	3.7%
Consumer Staples	2.8%
Real Estate	2.3%
Materials	1.5%
Other	1.4%

C000171075
Shareholder Report [Line Items]
Fund Name	STOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US ESG SELECT INDEX
Trading Symbol	ESG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares®STOXX® US ESG Select Index Fund	$36	0.32%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market, higher sustainability-tilted stocks underperformed poorer sustainability-tilted stocks, leading the Fund to underperform the Russell 1000® Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX® USA ESG Select KPIs IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 18.79%, differing from the 18.70% return of the Underlying Index, which is reflective of the Fund's management fee (-32 basis points, “bps”), stock selection/futures (-3 bps), dividend tax differential (+42 bps) and the compounding effect of tracking error over time (+2 bps).

Performance Inception Date	Jul. 13, 2016
AssetsNet	$ 129,152,805
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 411,662
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$129,152,805
Number of Portfolio Holdings	261
Portfolio Turnover Rate	25%
Net Investment Advisory Fees Paid	$411,662

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	28.2%
Financials	17.9%
Consumer Discretionary	13.8%
Health Care	9.5%
Consumer Staples	9.3%
Communication Services	6.6%
Industrials	5.4%
Energy	3.7%
Real Estate	1.7%
Utilities	1.6%
Other	1.2%

C000171076
Shareholder Report [Line Items]
Fund Name	STOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> GLOBAL ESG SELECT INDEX
Trading Symbol	ESGG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares®STOXX® Global ESG Select Index Fund	$47	0.42%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, global equity markets moved higher. Higher sustainability-tilted stocks underperformed poorer sustainability-tilted stocks, leading the Fund to underperform the MSCI World Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX® Global ESG Select KPIs IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 22.47%, differing from the 22.58% return of the Underlying Index which is reflective of the Fund's management fee (-42 basis points, “bps”), stock selection/futures (-2 bps), securities lending (+1 bp), dividend tax differential (+35 bps), and the compounding effect of tracking error over time (-3 bps).

Performance Inception Date	Jul. 13, 2016
AssetsNet	$ 100,666,953
Holdings Count | Holding	765
Advisory Fees Paid, Amount	$ 391,088
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$100,666,953
Number of Portfolio Holdings	765
Portfolio Turnover Rate	47%
Net Investment Advisory Fees Paid	$391,088

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

United States	70.4%
Japan	5.7%
United Kingdom	3.9%
France	3.0%
Australia	2.8%
Germany	1.7%
Canada	1.5%
Netherlands	1.4%
Spain	1.3%
Switzerland	1.2%
Other	6.0%

C000230177
Shareholder Report [Line Items]
Fund Name	ESG & CLIMATE US LARGE CAP CORE INDEX
Trading Symbol	FEUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® ESG & Climate US Large Cap Core Index Fund	$10	0.09%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market, higher sustainability stocks underperformed poorer sustainability stocks, leading the Fund to underperform the S&P 500® Index.

  The Fund is passively managed and seeks investment results (before fees and expenses) of the Northern Trust ESG & Climate US Large Cap Core IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 17.89%, differing from the 18.05% return of the Underlying Index, which is reflective of the Fund's management fee (-9 basis points, “bps”), stock selection/futures (-3 bps), performance calculation differences between the Underlying Index and the Fund (-1 bp), and the compounding effect of tracking error over the fiscal year ended October 31, 2025 (-3 bps).

Performance Inception Date	Sep. 20, 2021
AssetsNet	$ 83,299,180
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 60,221
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$83,299,180
Number of Portfolio Holdings	128
Portfolio Turnover Rate	32%
Net Investment Advisory Fees Paid	$60,221

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	35.4%
Financials	13.1%
Consumer Discretionary	11.2%
Communication Services	11.0%
Health Care	8.8%
Industrials	7.4%
Consumer Staples	4.6%
Energy	2.5%
Utilities	2.0%
Real Estate	1.7%
Other	1.7%

C000230178
Shareholder Report [Line Items]
Fund Name	ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX
Trading Symbol	FEDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	$14	0.12%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the international developed equity markets moved higher. Within developed markets, higher sustainability stocks underperformed poorer sustainability stocks, leading the Fund to underperform the MSCI World ex-US Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust ESG & Climate Developed Markets ex-US Core IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 17.97%, differing from the 17.87% return of the Underlying Index, which is reflective of the Fund's management fee (-12 basis points, “bps”), stock selection/futures (+1 bp), securities lending (+3 bps), dividend tax differential (+16 bps), and performance calculation differences between the Underlying Index and the Fund (+2 bps).

Performance Inception Date	Sep. 20, 2021
AssetsNet	$ 70,634,284
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 49,629
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$70,634,284
Number of Portfolio Holdings	235
Portfolio Turnover Rate	20%
Net Investment Advisory Fees Paid	$49,629

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	19.4%
United Kingdom	14.2%
Canada	11.1%
France	10.3%
Germany	9.6%
Switzerland	7.1%
Australia	5.9%
Netherlands	4.9%
Spain	4.4%
Denmark	2.4%
Other	9.4%

C000102371
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX
Trading Symbol	GUNR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$49	0.46%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, global natural resource equities moved higher, but trailed global equity markets. Within global natural resources timber, energy and agriculture trailed global risk markets while metals outperformed, leading the Fund to underperform the MSCI ACWI Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar® Global Upstream Natural Resources IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 12.77%, differing from the 12.96% return of the Underlying Index, which is reflective of the Fund's management fee (-46 basis points, “bps”), stock selection/futures (-6 bps), securities lending (+2 bps), dividend tax differential (+34 bps), Indian Capital Gains Taxes (-1 bp), and the compounding effect of tracking error over time (-2 bps).

AssetsNet	$ 5,274,577,645
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 22,800,931
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$5,274,577,645
Number of Portfolio Holdings	173
Portfolio Turnover Rate	28%
Net Investment Advisory Fees Paid	$22,800,931

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

United States	39.2%
Canada	16.7%
Australia	11.6%
Brazil	5.5%
Saudi Arabia	2.8%
France	2.5%
Norway	2.5%
South Africa	2.3%
India	2.0%
China	2.0%
Other	12.4%

C000130666
Shareholder Report [Line Items]
Fund Name	STOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> GLOBAL BROAD INFRASTRUCTURE INDEX
Trading Symbol	NFRA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares®STOXX® Global Broad Infrastructure Index Fund	$50	0.47%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, global listed infrastructure moved higher. Within global listed infrastructure transportation, communication infrastructure and government outsourced infrastructure outperformed while energy and utilities detracted from performance.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX® Global Broad Infrastructure Index (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 12.16%, differing from the 12.08% return of the Underlying Index, which is reflective of the Fund's management fee (-47 basis points, “bps”), stock selection/futures (+7 bps), securities lending (+3 bp), dividend tax differential (+54 bps), Indian Capital Gains Taxes (-8 bps), and the compounding effect of tracking error over time (-1 bp).

AssetsNet	$ 2,995,777,474
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 12,053,445
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$2,995,777,474
Number of Portfolio Holdings	195
Portfolio Turnover Rate	13%
Net Investment Advisory Fees Paid	$12,053,445

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

United States	42.2%
Japan	12.4%
Canada	11.3%
Germany	7.5%
Spain	4.3%
United Kingdom	3.3%
Australia	3.2%
India	2.6%
France	2.4%
Italy	2.0%
Other	8.1%

C000133169
Shareholder Report [Line Items]
Fund Name	GLOBAL QUALITY REAL ESTATE INDEX
Trading Symbol	GQRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Global Quality Real Estate Index Fund	$46	0.45%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, global real estate equities moved higher. Within global real estate value Real Estate Investment Trusts ("REITs") underperformed growth REITs, and higher momentum equities underperformed poorer momentum equities, leading the Fund to underperform the FTSE EPRA/NAREIT Developed IndexSM. The quality factor of the Fund's investments was positive for the fiscal year, but was not enough to offset the negative performance derived from both the value and momentum exposures.

  The Fund is passively managed and seeks the investment results (before fees and expenses) of the Northern Trust Global Quality Real Estate IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 3.37%, differing from the 3.25% return of the Underlying Index, which is reflective of the Fund's management fee (-45 basis points, “bps”), stock selection/futures (+4 bps), securities lending (+3 bps), dividend tax differential (+46 bps), performance calculation differences between the Underlying Index and the Fund (+2 bps), and the compounding effect of tracking error over time (+2 bps).

AssetsNet	$ 355,944,269
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 1,737,730
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$355,944,269
Number of Portfolio Holdings	155
Portfolio Turnover Rate	49%
Net Investment Advisory Fees Paid	$1,737,730

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

United States	62.7%
Japan	7.5%
Hong Kong	5.3%
Singapore	4.2%
Australia	3.3%
United Kingdom	3.1%
France	3.1%
Canada	2.5%
Israel	2.2%
Switzerland	2.1%
Other	2.1%

C000119637
Shareholder Report [Line Items]
Fund Name	QUALITY DIVIDEND INDEX
Trading Symbol	QDF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Quality Dividend Index Fund	$40	0.37%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market dividend paying stocks underperformed non-dividend payers, leading the Fund to underperform the Russell 1000® Index. The quality factor was positive for the fiscal year, but was not enough to offset the negative performance derived from the yield exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Dividend IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 15.84%, differing from the 16.28% return of the Underlying Index, which is reflective of the Fund's management fee (-37 basis points, “bps”), stock selection/futures (-3 bps), securities lending (+1 bp), and the compounding effect of tracking error over time (-5 bps).

AssetsNet	$ 2,002,250,092
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 6,784,142
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$2,002,250,092
Number of Portfolio Holdings	142
Portfolio Turnover Rate	41%
Net Investment Advisory Fees Paid	$6,784,142

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	36.6%
Industrials	12.3%
Financials	10.9%
Health Care	10.0%
Consumer Discretionary	7.2%
Communication Services	6.8%
Consumer Staples	5.7%
Real Estate	4.9%
Energy	2.6%
Utilities	1.6%
Other	0.7%

C000119639
Shareholder Report [Line Items]
Fund Name	QUALITY DIVIDEND DEFENSIVE INDEX
Trading Symbol	QDEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Quality Dividend Defensive Index Fund	$40	0.37%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market dividend paying stocks underperformed non-dividend payers, leading the Fund to underperform the Russell 1000® Index. The quality factor was positive for the fiscal year, but was not enough to offset the negative performance derived from the yield exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Dividend Defensive IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 15.69%, differing from the 15.98% return of the Underlying Index, which is reflective of the Fund's management fee (-37 basis points, “bps”), stock selection/futures (+1 bp), securities lending (+1 bp), the compounding effect of tracking error over time (-4 bps), and other non-recurring factors (+10 bps).

AssetsNet	$ 478,936,864
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 1,568,761
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$478,936,864
Number of Portfolio Holdings	133
Portfolio Turnover Rate	41%
Net Investment Advisory Fees Paid	$1,568,761

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	33.0%
Health Care	12.1%
Financials	12.0%
Industrials	8.3%
Consumer Discretionary	7.3%
Consumer Staples	7.1%
Communication Services	6.9%
Utilities	4.9%
Real Estate	3.6%
Materials	2.0%
Other	1.8%

C000119640
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL QUALITY DIVIDEND INDEX
Trading Symbol	IQDF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® International Quality Dividend Index Fund	$53	0.47%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, international equity markets moved higher. Within international markets dividend paying stocks underperformed non-dividend payers, leading the Fund to underperform the MSCI ACWI ex USA Index. The quality factor was positive for the fiscal year, but was not enough to offset the negative performance derived from the yield exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust International Quality Dividend IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts  based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 24.44%, differing from the 24.50% return of the Underlying Index, which is reflective of the Fund's management fee (-47 basis points, “bps”), stock selection/futures (-4 bps), securities lending (+4 bps), dividend tax differential (+17 bps), Indian Capital Gains Taxes (+3 bps), the compounding effect of tracking error over time (-2 bps), and other non-recurring factors (+23 bps).

AssetsNet	$ 851,081,714
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 3,132,597
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$851,081,714
Number of Portfolio Holdings	231
Portfolio Turnover Rate	61%
Net Investment Advisory Fees Paid	$3,132,597

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	12.1%
China	10.2%
Taiwan	7.9%
United Kingdom	7.5%
Switzerland	5.8%
Canada	5.5%
Sweden	4.2%
Australia	4.2%
France	4.0%
Hong Kong	3.6%
Other	33.1%

C000119641
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX
Trading Symbol	IQDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® International Quality Dividend Dynamic Index Fund	$54	0.47%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, international equity markets moved higher. Within international markets, higher quality dividend payers outperformed poorer quality dividend payers, and the higher beta of the strategy was additive to performance, leading the Fund to outperform the MSCI ACWI ex USA Index. The yield factor was negative for the fiscal year, but was not enough to offset the positive performance derived from the quality exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust International Quality Dividend Dynamic IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 28.01%, differing from the 28.06% return of the Underlying Index, which is reflective of the Fund's management fee (-47 basis points, “bps”), stock selection/futures (-5 bps), securities lending (+5 bps), dividend tax differential (+20 bps), performance calculation differences between the Underlying Index and the Fund (+1 bp), the compounding effect of tracking error over time (-1 bp), and other non-recurring factors (+22 bps).

AssetsNet	$ 84,429,395
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 308,051
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$84,429,395
Number of Portfolio Holdings	204
Portfolio Turnover Rate	65%
Net Investment Advisory Fees Paid	$308,051

Holdings [Text Block]

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	16.4%
China	10.2%
Taiwan	7.6%
United Kingdom	7.6%
Switzerland	7.4%
Canada	5.3%
Australia	3.9%
France	3.8%
Sweden	3.4%
Italy	3.3%
Other	29.8%

C000102372
Shareholder Report [Line Items]
Fund Name	IBOXX 3-YEAR TARGET DURATION TIPS INDEX
Trading Symbol	TDTT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	$19	0.18%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakeven spreads were little changed during the fiscal year ended October 31, 2025, yet oscillated considerably throughout the period. 5-year, 10-year, and 30-year breakevens declined to a low in April 2025 before trending wider throughout the remaining fiscal year. During the fiscal year, the short-to-intermediate segment of the TIPS yield curve outperformed the broader U.S. bond market.

  The Fund is passively managed and seeks to provide investment results (before fees and expenses) of the iBoxx 3-Year Target Duration TIPS Index (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 6.26%, differing from the 6.36% return of the Underlying Index, which is reflective of the Fund’s management fee (-18 basis points ("bps")), and small net positive contributions from duration/curve positioning, security selection, and trading costs (+8 bps).

AssetsNet	$ 2,556,859,648
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 4,142,682
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$2,556,859,648
Number of Portfolio Holdings	22
Portfolio Turnover Rate	86%
Net Investment Advisory Fees Paid	$4,142,682

Holdings [Text Block]

YEARS TO MATURITY (% of Net Assets)Footnote Reference1

3-5 years	48.7%
1-3 years	47.6%
5-10 years	3.5%
0-1 year	0.0%
Cash and/or Derivatives	0.2%

C000105758
Shareholder Report [Line Items]
Fund Name	IBOXX 5-YEAR TARGET DURATION TIPS INDEX
Trading Symbol	TDTF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	$19	0.18%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakeven spreads were little changed during the fiscal year ended October 31, 2025, yet oscillated considerably throughout the period. 5-year, 10-year, and 30-year breakevens declined to a low in April 2025 before trending wider throughout the remaining fiscal year. During the fiscal year, the broad U.S. TIPS market underperformed the U.S. bond market.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the iBoxx 5-Year Target Duration TIPS Index (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 6.89%, differing from the 6.99% return of the Underlying Index, which is reflective of the Fund’s management fee (-18 basis points ("bps")), and small net positive contributions from duration/curve positioning, security selection, trading costs, and other factors (+8 bps).

AssetsNet	$ 897,259,876
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 1,409,199
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$897,259,876
Number of Portfolio Holdings	19
Portfolio Turnover Rate	59%
Net Investment Advisory Fees Paid	$1,409,199

Holdings [Text Block]

YEARS TO MATURITY (% of Net Assets)Footnote Reference1

3-5 years	51.8%
5-10 years	48.0%
0-1 year	0.0%
Cash and/or Derivatives	0.2%

C000144481
Shareholder Report [Line Items]
Fund Name	DISCIPLINED DURATION MBS INDEX
Trading Symbol	MBSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Disciplined Duration MBS Index Fund	$21	0.20%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, interest rates declined and the yield curve steepened, which brought the 10-year and 2-year spread from 12 basis points to 50 basis points("bps"). Overall, mortgage-backed security spreads generally tightened throughout the trailing 12-month period. During the fiscal year, the mortgage-backed market, represented by the Bloomberg U.S. Mortgage Backed Securities Index, outperformed the total aggregate bond market, defined by the Bloomberg U.S. Aggregate Bond Index, by 116 bps. During the fiscal year ended October 31, 2025, the Fund underperformed the Bloomberg U.S. Mortgage Backed Securities Index by -109 bps due to exposure to a selection of higher coupon, more seasoned mortgage backed securities with a significantly lower overall duration.

  The Fund is passively managed and seeks to track the investment results (before fee and expenses) of the ICE BofA® Constrained Duration US Mortgage-Backed Securities IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 6.23%, differing from the 6.67% return of the Underlying Index, which is reflective of the Fund’s management fee (-20 bps), trading costs and fees (-20 bps), yield curve positioning (-4 bps), sector allocation (-1 bp), and combined effect of security selection and other factors (+1 bp).

AssetsNet	$ 88,794,499
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 168,175
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$88,794,499
Number of Portfolio Holdings	383
Portfolio Turnover Rate	38%
Net Investment Advisory Fees Paid	$168,175

Holdings [Text Block]

YEARS TO MATURITY (% of Net Assets)Footnote Reference1

20+ years	41.8%
10-20 years	38.1%
5-10 years	10.7%
3-5 years	4.5%
1-3 years	4.2%
0-1 year	0.0%
Cash and/or Derivatives	0.7%

C000148066
Shareholder Report [Line Items]
Fund Name	CREDIT-SCORED US CORPORATE BOND INDEX
Trading Symbol	SKOR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Credit-Scored US Corporate Bond Index Fund	$16	0.15%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  Credit fundamentals remained strong through most of the fiscal year ended October 31, 2025, with low defaults relative to historical averages, resilient earnings, and manageable leverage levels. The introduction of "reciprocal" tariffs in April 2025 did introduce economic uncertainty, which resulted in spread volatility and widening, but spreads across investment grade and high yield retraced back to tight levels during the remainder of the fiscal year. During the fiscal year ended October 31, 2025, the Fund’s net asset value (“NAV”) outperformed the Bloomberg U.S. Intermediate Corporate Bond Index return of 7.12% by 8 basis points (“bps”).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust US Corporate Bond Quality Value IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a NAV basis was 7.20%, differing from the 7.29% return of the Underlying Index, which is reflective of the Fund’s management fee (-15 bps), trading costs (-3 bps), sampling and other factors (+9 bps).

AssetsNet	$ 639,731,084
Holdings Count | Holding	1,800
Advisory Fees Paid, Amount	$ 748,577
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$639,731,084
Number of Portfolio Holdings	1,800
Portfolio Turnover Rate	65%
Net Investment Advisory Fees Paid	$748,577

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Financials	38.6%
Information Technology	10.4%
Energy	7.3%
Industrials	6.5%
Consumer Staples	6.4%
Real Estate	6.3%
Consumer Discretionary	6.1%
Health Care	5.4%
Utilities	5.0%
Materials	3.7%
Other	3.6%

C000159757
Shareholder Report [Line Items]
Fund Name	CREDIT-SCORED US LONG CORPORATE BOND INDEX
Trading Symbol	LKOR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	$16	0.15%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  Credit fundamentals remained strong through most of the fiscal year ended October 31, 2025 with low defaults relative to historical averages, resilient earnings, and manageable leverage levels. The introduction of "reciprocal" tariffs in April 2025 did introduce economic uncertainty, which resulted in spread volatility and widening, but spreads across investment grade and high yield retraced back to tight levels during the remainder of the fiscal year. During the fiscal year ended October 31, 2025, the Fund’s net asset value (“NAV”) outperformed the Bloomberg Long U.S. Corporate Bond Index return of 5.69% by 7 basis points (“bps”).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust US Long Corporate Bond Quality Value IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a NAV basis was 5.76%, differing from the 5.75% return of the Underlying Index, which is reflective of fees (-15 bps), trading costs (-7 bps), sampling and other factors (+23 bps).

AssetsNet	$ 47,735,092
Holdings Count | Holding	825
Advisory Fees Paid, Amount	$ 57,572
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$47,735,092
Number of Portfolio Holdings	825
Portfolio Turnover Rate	88%
Net Investment Advisory Fees Paid	$57,572

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Financials	17.5%
Information Technology	12.2%
Energy	11.3%
Utilities	10.7%
Communication Services	9.8%
Health Care	9.6%
Consumer Staples	7.8%
Industrials	6.8%
Consumer Discretionary	5.5%
Materials	3.8%
Other	3.4%

C000201101
Shareholder Report [Line Items]
Fund Name	HIGH YIELD VALUE-SCORED BOND INDEX
Trading Symbol	HYGV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® High Yield Value-Scored Bond Index Fund	$39	0.37%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  Credit fundamentals remained strong through most of the fiscal year ended October 31, 2025 with low defaults relative to historical averages, resilient earnings, and manageable leverage levels. The introduction of "reciprocal" tariffs in April 2025 did introduce economic uncertainty, which resulted in spread volatility and widening, but spreads across investment grade and high yield retraced back to tight levels during the remainder of the fiscal year. During the fiscal year ended October 31, 2025, the Fund’s net asset value (“NAV”) performance underperformed the ICE BofA® US High Yield Index return of 8.03% by 54 basis points (“bps”).

  The Fund is passively managed and investment results (before fees and expenses) of the Northern Trust High Yield Value-Scored US Corporate Bond IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a NAV basis was 7.49%, differing from the 7.93% return of the Underlying Index, which is reflective of the Fund’s management fee (-37 bps), trading costs (-26 bps), sampling and other factors (+19 bps).

Performance Inception Date	Jul. 17, 2018
AssetsNet	$ 1,230,481,014
Holdings Count | Holding	1,054
Advisory Fees Paid, Amount	$ 4,888,238
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$1,230,481,014
Number of Portfolio Holdings	1,054
Portfolio Turnover Rate	100%
Net Investment Advisory Fees Paid	$4,888,238

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Consumer Discretionary	19.4%
Financials	14.0%
Energy	14.0%
Communication Services	12.7%
Industrials	11.5%
Materials	8.1%
Health Care	4.9%
Information Technology	4.5%
Consumer Staples	4.4%
Real Estate	3.3%
Other	2.1%

C000230181
Shareholder Report [Line Items]
Fund Name	ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX
Trading Symbol	FEIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	$13	0.12%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  Credit fundamentals remained strong through most of the fiscal year ended October 31, 2025 with low defaults relative to historical averages, resilient earnings, and manageable leverage levels. The introduction of "reciprocal" tariffs in April 2025 did introduce economic uncertainty, which resulted in spread volatility and widening, but spreads across investment grade and high yield retraced back to tight levels during the remainder of the fiscal year. During the fiscal year ended October 31, 2025, the Fund’s net asset value (“NAV”) underperformed the Bloomberg U.S. Corporate Total Return Value Unhedged Index return of 6.62% by 29 basis points (“bps”).

  The Fund is passively managed and seeks investment results (before fees and expenses) of the Northern Trust ESG & Climate Investment Grade U.S. Corporate Core IndexSM (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a NAV basis was 6.33%, differing from the 6.54% return of the Underlying Index, which is reflective of the Fund’s management fee (-12 bps), trading costs (-3 bps), and sampling (-6 bps).

Performance Inception Date	Sep. 20, 2021
AssetsNet	$ 41,692,734
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 51,464
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$41,692,734
Number of Portfolio Holdings	739
Portfolio Turnover Rate	39%
Net Investment Advisory Fees Paid	$51,464

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Financials	32.7%
Health Care	13.5%
Information Technology	9.2%
Communication Services	6.8%
Energy	6.4%
Industrials	5.6%
Consumer Discretionary	5.2%
Utilities	5.1%
Consumer Staples	4.3%
Real Estate	4.1%
Other	2.3%

C000109007
Shareholder Report [Line Items]
Fund Name	ULTRA-SHORT INCOME
Trading Symbol	RAVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Ultra-Short Income Fund	$26	0.25%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, interest rates declined and the yield curve steepened. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period.

  The Fund is actively managed and seeks maximum current income consistent with the preservation of capital and liquidity. The Fund attempts to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in a portfolio of fixed-income instruments, including bonds, debt securities and other similar instruments issued by U.S. and non-U.S. public and private sector entities. Such issuers include, without limitation, U.S. and non-U.S. governments and their agencies, instrumentalities or sponsored enterprises, U.S. state and local governments and municipalities and U.S. and non-U.S. private-sector entities, such as corporations and banks.

  For the fiscal year ended October 31, 2025, the Fund’s return of 4.99% outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index return of 4.44% by 55 basis points, net of fees. During this period, Treasury rates declined as the inflation rate declined and the Federal Open Market Committee continued to normalize monetary policy. The Fund's underweight to Treasuries, as well as its long to duration positioning, contributed to the Fund’s relative outperformance. The Fund’s exposure to the Investment Grade sector contributed to performance.

AssetsNet	$ 1,365,806,797
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 3,092,628
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$1,365,806,797
Number of Portfolio Holdings	267
Portfolio Turnover Rate	68%
Net Investment Advisory Fees Paid	$3,092,628

Holdings [Text Block]

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Financials	44.9%
Health Care	8.9%
Information Technology	7.6%
Asset-Backed Securities	7.4%
Consumer Staples	5.9%
Industrials	5.1%
Consumer Discretionary	5.0%
Energy	4.2%
Materials	3.5%
Communication Services	2.5%
Other	6.9%

C000174705
Shareholder Report [Line Items]
Fund Name	CORE SELECT BOND
Trading Symbol	BNDC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Core Select Bond Fund	$16	0.15%

*Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, interest rates declined and the yield curve steepened. Credit markets experienced significant volatility in April 2025 driven by tariff related uncertainty, however, investment grade spreads tightened over the fiscal year. Mortgage spreads tightened meaningfully over this period.

  The Fund is actively managed and seeks total return and preservation of capital. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar-denominated investment-grade fixed-income securities either directly or indirectly through exchange-traded funds (“ETFs”) and other registered investment companies (together with ETFs, “Underlying Funds”).

  For the fiscal year ended October 31, 2025, the Fund underperformed the broad fixed income market, as defined by the Bloomberg U.S. Aggregate Bond Index, by 4 basis points, net of fees. The Fund had an overweight to duration periodically during the year, and this contributed to performance. Additionally, the Fund had a modest overweight to mortgage-backed securities (“MBS”) through the 12-month period. Overall, the allocation to MBS had a modest positive effect, which was partially offset by other factors.

Performance Inception Date	Nov. 18, 2016
AssetsNet	$ 144,913,074
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 202,899
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$144,913,074
Number of Portfolio Holdings	19
Portfolio Turnover Rate	23%
Net Investment Advisory Fees Paid	$202,899

Holdings [Text Block]

TOP HOLDINGS (% of Net Assets)

iShares MBS ETF	24.57%
iShares 5-10 Year Investment Grade Corporate Bond ETF	17.27%
CF Secured LLC	15.00%
FlexShares® Ultra-Short Income Fund	12.77%
FlexShares® Disciplined Duration MBS Index Fund	12.53%
iShares 20+ Year Treasury Bond ETF	12.33%
U.S. Treasury 2 Year Note	12.07%
FlexShares® Credit-Scored US Corporate Bond Index Fund	9.46%
U.S. Treasury 5 Year Note	5.13%
iShares 3-7 Year Treasury Bond ETF	5.03%